UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2849

                           OPPENHEIMER HIGH YIELD FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                   Date of reporting period: DECEMBER 31, 2005


ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES--TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Media                                                                      11.2%
--------------------------------------------------------------------------------
Hotels, Restaurants & Leisure                                               8.0
--------------------------------------------------------------------------------
Oil & Gas                                                                   7.2
--------------------------------------------------------------------------------
Wireless Telecommunication Services                                         6.6
--------------------------------------------------------------------------------
Health Care Providers & Services                                            5.7
--------------------------------------------------------------------------------
Chemicals                                                                   3.9
--------------------------------------------------------------------------------
Containers & Packaging                                                      3.5
--------------------------------------------------------------------------------
Metals & Mining                                                             3.1
--------------------------------------------------------------------------------
Electric Utilities                                                          3.0
--------------------------------------------------------------------------------
Diversified Telecommunication Services                                      2.7

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on net assets.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT ALLOCATION

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

A                   1.6%

BBB                 2.2

BB                 21.9

B                  55.4

CCC                 8.2

CC                  0.3

C                   0.1

D                   0.2

Not Rated          10.1

Portfolio holdings and allocations are subject to change. Percentages are as of December 31, 2005, and are based on the total market value of investments. Average credit quality and ratings include securities rated by a national rating organization. Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in high yield, lower grade investments, which include high yield bonds, lower grade fixed income securities commonly known as "junk bonds". Securities rated below investment grade carry a greater risk of default. While the Fund has generally invested under 15% of its assets in foreign securities, which are subject to exchange rate and political uncertainties, it is not restricted to any amount by the prospectus.
--------------------------------------------------------------------------------


                         9 | OPPENHEIMER HIGH YIELD FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 7/28/78. Class A returns include the current maximum initial sales charge of 4.75%.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                        10 | OPPENHEIMER HIGH YIELD FUND

CLASS Y shares of the Fund were first publicly offered on 10/15/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                        11 | OPPENHEIMER HIGH YIELD FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended December 31, 2005.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 subject to exceptions described in


                        12 | OPPENHEIMER HIGH YIELD FUND
the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                BEGINNING       ENDING         EXPENSES
                                ACCOUNT         ACCOUNT        PAID DURING
                                VALUE           VALUE          6 MONTHS ENDED
                                (7/1/05)        (12/31/05)     DECEMBER 31, 2005
--------------------------------------------------------------------------------
Class A Actual                  $ 1,000.00      $ 1,024.40     $ 5.42
--------------------------------------------------------------------------------
Class A Hypothetical              1,000.00        1,019.86       5.41
--------------------------------------------------------------------------------
Class B Actual                    1,000.00        1,020.20       9.46
--------------------------------------------------------------------------------
Class B Hypothetical              1,000.00        1,015.88       9.44
--------------------------------------------------------------------------------
Class C Actual                    1,000.00        1,020.30       9.52
--------------------------------------------------------------------------------
Class C Hypothetical              1,000.00        1,015.83       9.49
--------------------------------------------------------------------------------
Class N Actual                    1,000.00        1,023.70       7.32
--------------------------------------------------------------------------------
Class N Hypothetical              1,000.00        1,018.00       7.30
--------------------------------------------------------------------------------
Class Y Actual                    1,000.00        1,025.30       4.30
--------------------------------------------------------------------------------
Class Y Hypothetical              1,000.00        1,020.97       4.29

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended December 31, 2005 are as follows:

CLASS             EXPENSE RATIOS
--------------------------------
Class A                1.06%
--------------------------------
Class B                1.85
--------------------------------
Class C                1.86
--------------------------------
Class N                1.43
--------------------------------
Class Y                0.84

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.
--------------------------------------------------------------------------------


                        13 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  December 31, 2005 / Unaudited
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.3%
--------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub.
Collateralized Bond Obligations, Series 1A,
Cl. D, 12.54%, 6/13/11 1                        $  2,000,000   $         60,000
--------------------------------------------------------------------------------
Norse CBO Ltd., Collateralized Bond
Obligations, Series 1A, Cl. C2, 9.342%
Sub. Bonds, 8/13/10 1                              5,605,449          5,157,013
                                                               -----------------
Total Asset- Backed Securities
(Cost $7,139,654)                                                     5,217,013

--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--87.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--29.3%
--------------------------------------------------------------------------------
AUTO COMPONENTS--2.0%
Collins & Aikman Floorcoverings, Inc., 9.75%
Sr. Sub. Nts., Series B, 2/15/10                   1,500,000          1,327,500
--------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                  1,800,000          1,548,000
--------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                 3,582,000          2,973,060
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09            600,000            342,000
--------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 2         550,000            420,750
--------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                               5,100,000          4,998,000
9% Sr. Nts., 7/1/15 3                              4,570,000          4,524,300
--------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75%
Sr. Unsec. Sub. Nts., 11/1/13                        900,000            783,000
--------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12          2,600,000          2,658,500
--------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14              4,500,000          4,275,000
10.25% Sr. Sec. Nts., Series B, 7/15/13            2,300,000          2,524,250
--------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub.
Nts., 6/15/13                                      1,300,000          1,300,000
--------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                          900,000            699,750
8.25% Sr. Unsec. Nts., 8/1/10                      1,500,000          1,282,500
                                                               -----------------
                                                                     29,656,610

--------------------------------------------------------------------------------
AUTOMOBILES--2.4%
Ford Motor Co., 7.45% Bonds, 7/16/31               4,200,000          2,877,000
--------------------------------------------------------------------------------
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                               6,250,000          5,487,413
5.80% Sr. Unsec. Nts., 1/12/09                     1,200,000          1,047,502
7.25% Nts., 10/25/11                               1,000,000            864,833
7.375% Nts., 10/28/09                              3,950,000          3,505,992
--------------------------------------------------------------------------------
General Motors Acceptance Corp.:
5.125% Nts., 5/9/08                                3,300,000          2,939,330
5.85% Sr. Unsec. Unsub. Nts., 1/14/09              6,700,000          5,998,001
6.875% Nts., 9/15/11                               2,900,000          2,647,657
7.25% Nts., 3/2/11                                   900,000            828,086
8% Bonds, 11/1/31                                  4,200,000          4,033,760


                        14 | OPPENHEIMER HIGH YIELD FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
AUTOMOBILES Continued
General Motors Corp., 8.375% Sr. Unsec.
Debs., 7/15/33                                  $  1,200,000   $        798,000
--------------------------------------------------------------------------------
Hertz Corp.:
8.875% Sr. Nts., 1/1/14 3                          1,815,000          1,858,106
10.50% Sr. Sub. Nts., 1/1/16 3                     1,805,000          1,868,175
                                                               -----------------
                                                                     34,753,855

--------------------------------------------------------------------------------
DISTRIBUTORS--0.2%
SGS International, Inc., 12% Sr. Sub. Nts.,
12/15/13 3                                         2,405,000          2,420,976
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Alderwoods Group, Inc., 7.75% Sr. Nts.,
9/15/12                                            2,800,000          2,912,000
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--8.0%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts.,
3/15/08 1                                          3,080,000          3,033,800
--------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11      1,300,000          1,382,875
--------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts.,
4/15/12                                            3,000,000          3,232,500
--------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 3         4,820,000          4,651,300
--------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts.,
7/1/11                                             1,932,000          2,028,600
--------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts.,
11/15/13                                           1,400,000          1,473,500
--------------------------------------------------------------------------------
Greektown Holdings, Inc., 10.75% Sr. Nts.,
12/1/13 3                                          3,525,000          3,516,188
--------------------------------------------------------------------------------
Intrawest Corp., 7.50% Sr. Unsec. Nts.,
10/15/13 1                                         2,666,000          2,712,655
--------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                    6,950,000          6,811,000
9% Sr. Sub. Nts., 3/15/12                          2,200,000          2,337,500
--------------------------------------------------------------------------------
Kerzner International Ltd., 6.75% Sr. Sub.
Nts., 10/1/15 3                                    2,460,000          2,404,650
--------------------------------------------------------------------------------
Mandalay Resort Group, 9.375% Sr. Sub. Nts.,
2/15/10                                            3,532,000          3,885,200
--------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Unsec. Nts., 7/15/15                    1,600,000          1,604,000
8.375% Sr. Unsec. Sub. Nts., 2/1/11                6,950,000          7,471,250
9.75% Sr. Unsec. Sub. Nts., 6/1/07                 2,000,000          2,117,500
--------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13               1,240,000          1,224,500
6.375% Sr. Sub. Nts., 7/15/09                      2,200,000          2,224,750
6.875% Sr. Unsec. Sub. Nts., 2/15/15               1,735,000          1,756,688
8% Sr. Sub. Nts., 4/1/12                           2,750,000          2,908,125
--------------------------------------------------------------------------------
NCL Corp., 10.625% Sr. Unsub. Nts., 7/15/14        2,700,000          2,801,250
--------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                      3,700,000          3,996,000
9.375% Sr. Unsec. Sub. Nts., 2/15/07 1               950,000            991,563
--------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                 1,235,000          1,219,563
6.875% Sr. Sub. Nts., 12/1/11                        900,000            913,500
8.875% Sr. Sub. Nts., 3/15/10                        900,000            949,500
--------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr.
Unsec. Sub. Nts., 3/15/12                          6,600,000          6,855,750


                        15 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE Continued
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                  $  1,400,000   $      1,372,000
9.625% Sr. Nts., 6/1/14                              647,000            632,443
9.75% Sr. Nts., 4/15/13                            5,900,000          5,818,875
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.,
7.875% Sr. Nts., 5/1/12                            3,550,000          3,931,625
--------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                 7,400,000          7,511,000
6.875% Sr. Unsec. Sub. Nts., 3/1/16                1,245,000          1,279,238
--------------------------------------------------------------------------------
Trump Entertainment Resorts, Inc., 8.50% Sec.
Nts., 6/1/15 4                                     7,050,000          6,909,000
--------------------------------------------------------------------------------
Universal City Development Partners Ltd.,
11.75% Sr. Nts., 4/1/10                            2,700,000          3,040,875
--------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts.,
2/15/14                                            2,700,000          2,713,500
--------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital
Corp., 6.625% Nts., 12/1/14                        8,500,000          8,308,750
                                                               -----------------
                                                                    116,021,013

--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--1.6%
Beazer Homes USA, Inc., 8.375% Sr. Nts.,
4/15/12                                            3,300,000          3,448,500
--------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts.,
9/15/10                                              800,000            908,402
--------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                2,250,000          2,232,261
8.875% Sr. Sub. Nts., 4/1/12                       1,500,000          1,566,170
--------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                     2,750,000          2,934,726
9.50% Sr. Unsec. Sub. Nts., 2/15/11                2,000,000          2,113,838
--------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts.,
3/15/15                                              745,000            681,675
--------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts.,
6/15/14                                            2,195,000          2,271,825
--------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts.,
4/15/12                                            1,200,000          1,240,500
--------------------------------------------------------------------------------
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11           1,750,000          1,852,813
--------------------------------------------------------------------------------
WCI Communities, Inc., 9.125% Sr. Sub. Nts.,
5/1/12                                             1,100,000          1,100,000
--------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts.,
4/1/13                                             2,500,000          2,593,750
                                                               -----------------
                                                                     22,944,460

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec.
Nts., 2/1/13                                       1,375,000          1,385,313
--------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts.,
12/15/12                                           1,900,000          2,052,000
                                                               -----------------
                                                                      3,437,313

--------------------------------------------------------------------------------
MEDIA--11.2%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 2               1,150,000            655,500
8.375% Sr. Nts., Series B, 2/1/08 2                2,700,000          1,539,000
9.875% Sr. Nts., Series B, 3/1/07 2                2,200,000          1,254,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 2             1,200,000            726,000
10.875% Sr. Unsec. Nts., 10/1/10 2                 1,500,000            847,500


                        16 | OPPENHEIMER HIGH YIELD FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Allbritton Communications Co., 7.75% Sr.
Unsec. Sub. Nts., 12/15/12                      $  2,100,000   $      2,121,000
--------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                    3,300,000          3,003,000
9.50% Sr. Unsec. Sub. Nts., 2/1/11                 3,799,000          3,756,261
--------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11               3,450,000          2,949,750
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09      2,750,000          2,523,125
--------------------------------------------------------------------------------
Block Communications, Inc., 8.25% Sr. Nts.,
12/15/15 3                                         1,685,000          1,676,575
--------------------------------------------------------------------------------
Cablevision Systems Corp., New York Group, 8%
Sr. Unsec. Nts., Series B, 4/15/12                 2,600,000          2,444,000
--------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts.,
2/15/14                                            2,100,000          1,976,625
--------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr.
Sub. Nts., 6/1/11                                    700,000            717,500
--------------------------------------------------------------------------------
Charter Communications Holdings I LLC,
0%/11.75% Sr. Unsec. Unsub. Nts., 5/15/14 3,5      7,800,000          4,368,000
--------------------------------------------------------------------------------
Charter Communications Holdings II LLC,
10.25% Sr. Unsec. Nts., 9/15/10                    3,300,000          3,300,000
--------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter
Communications Holdings Capital Corp., 8.375%
Sr. Nts., Second Lien, 4/30/14 3                  13,300,000         13,300,000
--------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts.,
2/1/13                                             1,800,000          1,912,500
--------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc.
Nts., 3/15/14 5                                    5,700,000          4,246,500
--------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub.
Nts., 3/1/12                                       1,500,000          1,631,250
--------------------------------------------------------------------------------
CSC Holdings, Inc.:
7.625% Sr. Unsec. Debs., 7/15/18                   3,000,000          2,865,000
7.625% Sr. Unsec. Unsub. Nts., Series B,
4/1/11                                             1,130,000          1,130,000
--------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance
Co., 9.875% Sr. Unsec. Nts., 11/15/09              3,000,000          3,258,750
--------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
8.50% Sr. Nts., 8/15/10                            2,100,000          2,210,250
9.875% Sr. Sub. Nts., 8/15/13                      3,516,000          3,920,340
--------------------------------------------------------------------------------
Dex Media, Inc.:
0%/9% Unsec. Disc. Nts., 11/15/13 5                3,200,000          2,560,000
8% Unsec. Nts., 11/15/13                          14,825,000         15,195,625
--------------------------------------------------------------------------------
EchoStar DBS Corp., 6.625% Sr. Unsec. Nts.,
10/1/14                                            2,150,000          2,072,063
--------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub.
Nts., 5/15/12                                      2,700,000          2,696,625
--------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc.,
7.625% Sr. Unsec. Sub. Nts., 3/1/14                1,500,000          1,511,250
--------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec.
Nts., 12/1/10                                      3,347,000          3,095,975
--------------------------------------------------------------------------------
Gray Television, Inc., 9.25% Sr. Sub. Nts.,
12/15/11                                           1,750,000          1,876,875
--------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Unsec. Sub. Nts., 8/15/15               2,492,000          2,513,805
7.25% Sr. Unsec. Sub. Nts., 1/1/13                 1,000,000          1,042,500
--------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts.,
5/15/13                                            2,530,000          2,438,288
--------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub.
Debs., 6/15/13                                     1,350,000          1,474,875
--------------------------------------------------------------------------------
Marquee Holdings, Inc., 0%/12% Sr. Disc.
Nts., 8/15/14 5                                    2,400,000          1,542,000


                        17 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MEDIA Continued
Mediacom Broadband LLC, 8.50% Sr. Nts.,
10/15/15 3                                      $  1,495,000   $      1,392,219
--------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50%
Sr. Unsec. Nts., 1/15/13                           3,647,000          3,578,619
--------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                       4,700,000          4,359,250
6.875% Sr. Unsec. Sub. Nts., 10/1/13                 700,000            672,875
--------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr.
Debs., 4/26/23                                       400,000            498,795
--------------------------------------------------------------------------------
Paxson Communications Corp., 10.777% Sr.
Sec. Nts., 1/15/13 3,6                             3,615,000          3,492,994
--------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                               3,400,000          2,894,250
8.875% Sr. Unsec. Nts., 5/15/11                    2,647,000          2,455,093
--------------------------------------------------------------------------------
R.H. Donnelley Corp., 6.875% Sr. Nts.,
1/15/13                                            6,300,000          5,835,375
--------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I, 10.875%
Sr. Sub. Nts., 12/15/12 3                          3,900,000          4,416,750
--------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub.
Nts., Series B, 7/1/11                             1,950,000          2,067,000
--------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr.
Nts., 9/1/12 3                                     2,000,000          2,140,000
--------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                  10,350,000         10,712,250
8.75% Sr. Sub. Nts., 12/15/11                      1,250,000          1,321,875
--------------------------------------------------------------------------------
Vertis, Inc.:
9.75% Sr. Sec. Nts., 4/1/09                        3,450,000          3,592,313
10.875% Sr. Unsec. Nts., Series B, 6/15/09         1,900,000          1,881,000
--------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts.,
12/15/14 5                                         6,327,000
                                                                      4,460,535
                                                               -----------------
                                                                    162,123,500

--------------------------------------------------------------------------------
MULTILINE RETAIL--1.0%
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 3                            9,210,000          9,463,275
10.375% Sr. Sub. Nts., 10/15/15 3                  5,005,000          5,111,356
                                                               -----------------
                                                                     14,574,631

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.9%
Asbury Automotive Group, Inc., 9% Sr. Sub.
Nts., 6/15/12                                      1,400,000          1,407,000
--------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr.
Unsec. Sub. Nts., 1/15/14                          1,950,000          1,750,125
--------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08       2,000,000          2,157,500
--------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub.
Nts., 10/15/14                                     2,800,000          2,625,000
--------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts.,
5/1/09 1,2                                           700,000                 --
--------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub.
Nts., 11/1/11                                      3,500,000          3,806,250
--------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub.
Nts., Series B, 5/1/10                             1,100,000          1,056,000
                                                               -----------------
                                                                     12,801,875

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.6%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3            4,550,000          4,879,875


                        18 | OPPENHEIMER HIGH YIELD FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS Continued
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                           $2,350,000   $      2,361,750
8.804% Sr. Unsec. Unsub. Nts., 4/1/12 6            4,065,000          4,115,813
9.75% Sr. Unsec. Unsub. Nts., 1/15/15              5,956,000          6,224,020
--------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts.,
6/1/11 1                                           1,250,000          1,279,688
--------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Nts., 4/15/15 3       2,385,000          2,307,488
--------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10              1,500,000          1,528,125
                                                               -----------------
                                                                     22,696,759

--------------------------------------------------------------------------------
CONSUMER STAPLES--3.3%
--------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub.
Nts., 1/15/12                                      2,000,000          2,090,000
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.5%
Jean Coutu Group (PJC), Inc. (The), 8.50% Sr.
Sub. Nts., 8/1/14                                  3,700,000          3,404,000
--------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                       2,650,000          2,709,625
9.50% Sr. Sec. Nts., 2/15/11                       1,600,000          1,696,000
                                                               -----------------
                                                                      7,809,625

--------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
American Seafoods Group LLC, 10.125% Sr. Sub.
Nts., 4/15/10                                      3,500,000          3,688,125
--------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Unsec. Sub. Nts., 2/15/15                  930,000            911,400
8.625% Sr. Sub. Nts., 12/15/12                     3,300,000          3,522,750
--------------------------------------------------------------------------------
Doane Pet Care Co.:
10.625% Sr. Sub. Nts., 11/15/15 3                  2,435,000          2,550,663
10.75% Sr. Nts., 3/1/10                            5,700,000          6,227,250
--------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                            1,909,000          1,966,270
8.875% Sr. Unsec. Nts., 3/15/11                      475,000            489,250
--------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec.
Sub. Nts., 10/1/11                                 1,700,000          1,674,500
--------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08               2,240,000          2,324,000
8% Sr. Nts., Series B, 10/15/09                      400,000            424,000
--------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09             2,500,000          2,593,750
--------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625% Sr.
Sub. Nts., 4/15/11 [EUR]                           2,000,000          2,533,534
                                                               -----------------
                                                                     28,905,492

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub.
Nts., 12/15/12                                     1,800,000          1,782,000
--------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                           2,500,000          2,675,000
9.375% Sr. Unsec. Sub. Nts., 6/1/11                3,500,000          3,683,750
                                                               -----------------
                                                                      8,140,750


                        19 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub.
Nts., 1/15/14                                   $  1,250,000   $      1,268,750
--------------------------------------------------------------------------------
ENERGY--7.8%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11       1,200,000          1,269,000
--------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec.
Sub. Nts., 12/15/10                                2,500,000          2,656,250
--------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec.
Nts., Series A, 9/1/08                               662,000            689,308
--------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr.
Nts., 5/1/09                                       1,500,000          1,588,125
--------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr.
Unsec. Sub. Nts., 5/15/10                          2,500,000          2,550,000
                                                               -----------------
                                                                      8,752,683

--------------------------------------------------------------------------------
OIL & GAS--7.2%
Arch Western Finance LLC, 6.75% Sr. Nts.,
7/1/13                                             2,650,000          2,712,938
--------------------------------------------------------------------------------
Atlas Pipeline Partners LP, 8.125% Sr. Nts.,
12/15/15 3                                         1,205,000          1,221,569
--------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                    1,400,000          1,407,000
6.875% Sr. Unsec. Nts., 1/15/16                    1,984,000          2,043,520
--------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr.
Unsec. Nts., 8/1/13                                  995,000            960,175
--------------------------------------------------------------------------------
Compton Petroleum Corp., 7.625% Sr. Nts.,
12/1/13 3                                          1,650,000          1,695,375
--------------------------------------------------------------------------------
Delta Petroleum Corp., 7% Sr. Unsec. Nts.,
4/1/15                                               755,000            700,263
--------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts.,
6/15/12                                            6,452,000          6,677,820
--------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11         1,600,000          1,636,000
--------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr.
Unsec. Nts., 6/1/13                                7,450,000          7,766,625
--------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14           2,000,000          2,085,000
--------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec.
Nts., 8/1/14                                       1,900,000          1,973,625
--------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts.,
10/1/11                                            1,100,000          1,127,500
--------------------------------------------------------------------------------
Massey Energy Co.:
6.625% Sr. Nts., 11/15/10                          1,750,000          1,787,188
6.875% Sr. Nts., 12/15/13 3                          680,000            689,350
--------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                3,200,000          3,272,000
8.375% Sr. Sub. Nts., 8/15/12                      2,850,000          3,063,750
--------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy
Finance Corp., 6.25% Sr. Nts., 9/15/15 3             490,000            485,100
--------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec.
Nts., Series B, 3/15/13                            2,500,000          2,612,500
--------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125%
Sr. Nts., 6/15/14                                  1,700,000          1,768,000
--------------------------------------------------------------------------------
Premcor Refining Group, Inc., 9.50% Sr.
Nts., 2/1/13                                       2,000,000          2,230,348
--------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                      1,125,000          1,108,125
7.375% Sr. Sub. Nts., 7/15/13                      1,500,000          1,560,000
--------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                3,800,000          3,917,439
8% Sr. Unsub. Nts., 3/1/32                         4,800,000          5,287,262
8.875% Sr. Nts., 3/15/10                           1,800,000          1,932,687


                        20 | OPPENHEIMER HIGH YIELD FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
OIL & GAS Continued
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14            $  1,680,000   $      1,600,200
8.25% Sr. Unsec. Sub. Nts., 12/15/11               3,500,000          3,631,250
--------------------------------------------------------------------------------
Targa Resources, Inc., 8.50% Sr. Nts.,
11/1/13 3                                          2,390,000          2,461,700
--------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts.,
7/15/11                                            3,175,000          3,603,625
--------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds,
4/1/17                                            11,550,000         12,425,617
--------------------------------------------------------------------------------
Tesoro Corp.:
6.25% Sr. Nts., 11/1/12 3                          1,770,000          1,787,700
6.625% Sr. Nts., 11/1/15 3                         1,770,000          1,796,550
--------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp.,
8.875% Sr. Unsub. Nts., Series B, 7/15/12          1,200,000          1,380,000
--------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub.
Nts., 5/1/12                                       2,300,000          2,340,250
--------------------------------------------------------------------------------
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                1,700,000          1,774,375
7.625% Nts., 7/15/19                                 100,000            107,750
8.75% Unsec. Nts., 3/15/32                         8,300,000          9,669,500
--------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50%
Nts., 12/1/08 1                                      800,000            816,000
                                                               -----------------
                                                                    105,115,676

--------------------------------------------------------------------------------
FINANCIALS--4.0%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Berry Plastics Corp., 10.75% Sr. Sub. Nts.,
7/15/12                                            6,100,000          6,588,000
--------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 11%
Sr. Sec. Nts., 10/1/15 3                           2,200,000          1,859,000
--------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr.
Unsec. Sub. Nts., Series B, 9/30/08 1              3,700,000          2,053,500
--------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Nts., 9/15/13 3                         1,239,000          1,260,683
8% Sr. Nts., 6/15/11 3                             2,095,000          2,189,275
                                                               -----------------
                                                                     13,950,458

--------------------------------------------------------------------------------

COMMERCIAL BANKS--0.3%
ABN Amro Bank NV (NY Branch), 5% Sec. Nts.,
11/5/17 1,6                                        2,069,459          1,914,250
--------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1              78,000             86,385
--------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub.
Debs., 5/15/12                                     1,700,000          1,912,500
                                                               -----------------
                                                                      3,913,135

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.5%
Affinia Group, Inc., 9% Sr. Unsec. Sub.
Nts., 11/30/14                                     1,600,000          1,272,000
--------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3
Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series B,
10/1/14 5                                          3,100,000          2,270,750
9.625% Sr. Sub. Nts., 6/15/14                      4,794,000          5,357,295
--------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance
Corp., 8.75% Sr.
Sub. Nts., 3/15/12                                   779,000            832,556
--------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub.
Nts., 4/1/15                                       2,470,000          2,062,450


                        21 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3        $  7,980,000   $       7,940,100
--------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                       900,000            884,250
9% Sr. Unsec. Nts., 5/1/10 6                         775,000            782,750
                                                               -----------------
                                                                     21,402,151

--------------------------------------------------------------------------------
INSURANCE--0.1%
Texas Gas Transmission Corp., 7.25% Debs.,
7/15/27                                            1,000,000          1,222,827
--------------------------------------------------------------------------------
REAL ESTATE--1.2%
American Casino & Entertainment Properties
LLC, 7.85% Sr. Sec. Nts., 2/1/12                   1,750,000          1,802,500
--------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11             2,552,000          2,807,200
--------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts.,
Series B, 8/1/08                                     618,000            628,043
--------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series
O, 3/15/15                                         2,580,000          2,586,450
--------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                    2,797,000          3,062,715
10.50% Sr. Unsec. Nts., 6/15/09                    2,700,000          2,858,625
--------------------------------------------------------------------------------
Trustreet Properties, Inc., 7.50% Sr.
Unsec. Nts., 4/1/15                                3,200,000          3,216,000
                                                               -----------------
                                                                     16,961,533

--------------------------------------------------------------------------------
HEALTH CARE--6.3%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Inverness Medical Innovations, Inc., 8.75%
Sr. Sub. Nts., 2/15/12                             1,100,000          1,122,000
--------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr.
Sub. Nts., 6/15/12 1                               2,200,000          2,321,000
--------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125%
Sr. Unsec. Nts., 11/1/11                           2,150,000          2,236,000
                                                               -----------------
                                                                      5,679,000

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--5.7%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub.
Nts., 4/1/13                                       2,000,000          2,130,000
--------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub.
Nts., 6/15/14                                      2,300,000          2,472,500
--------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr.
Unsec. Sub. Nts., 12/15/12                         2,400,000          2,349,000
--------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                    2,320,000          2,372,200
7.25% Sr. Unsec. Sub. Nts., 3/15/15                3,630,000          3,693,525
--------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                         600,000            589,500
9.50% Sr. Unsec. Sub. Nts., 7/1/10                 1,900,000          2,025,875
--------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II,
7.875% Nts., 2/1/08                                2,800,000          2,898,000
--------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts.,
10/15/13                                           1,300,000          1,374,750
--------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                     2,400,000          2,423,983
6.375% Nts., 1/15/15                               6,550,000          6,653,713
8.75% Sr. Nts., 9/1/10                             2,000,000          2,221,994


                        22 | OPPENHEIMER HIGH YIELD FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES continued
HealthSouth Corp.:
7.625% Nts., 6/1/12                           $    5,400,000   $      5,508,000
8.375% Unsec. Nts., 10/1/11                        1,440,000          1,472,400
10.75% Sr. Unsec. Sub. Nts., 10/1/08               1,697,000          1,705,485
--------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub.
Nts., Series B, 8/15/12                            3,200,000          3,104,000
--------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub.
Nts., 11/1/11 3                                      650,000            723,125
--------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub.
Nts., 12/1/12                                      4,100,000          4,704,750
--------------------------------------------------------------------------------
Omnicare, Inc.:
6.75% Sr. Sub. Nts., 12/15/13                         55,000             55,894
6.875% Sr. Sub. Nts., 12/15/15                       295,000            300,900
--------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr.
Unsec. Unsub. Nts., 6/1/09                         2,207,000          2,367,008
--------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr.
Unsec. Sub. Nts., 7/15/15                          1,220,000          1,265,750
--------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub.
Nts., 10/1/13                                      1,900,000          2,128,000
--------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec.
Sub. Nts., 4/1/12                                  2,400,000          2,532,000
--------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec.
Sub. Nts., 2/1/15                                  3,450,000          3,337,875
--------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                           4,020,000          3,688,350
7.375% Nts., 2/1/13                                  147,000            136,343
9.875% Sr. Nts., 7/1/14                            7,875,000          8,012,813
--------------------------------------------------------------------------------
Triad Hospitals, Inc., 7% Sr. Sub. Nts.,
11/15/13                                           2,210,000          2,226,575
--------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                        2,150,000          2,311,250
10.75% Sr. Unsec. Sub. Nts., 8/15/14               2,550,000          2,843,250
--------------------------------------------------------------------------------
Vanguard Health Holding Co. I LLC,
0%/11.25% Sr. Disc. Nts., 10/1/15 5                4,000,000          2,940,000
                                                               -----------------
                                                                     82,568,808

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International,
Inc., 7% Sr. Nts., 12/15/11 1                      2,900,000          2,863,750
--------------------------------------------------------------------------------
INDUSTRIALS--7.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.4%
Alliant Techsystems, Inc., 8.50% Sr. Unsec.
Sub. Nts., 5/15/11 1                               2,400,000          2,532,000
--------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08          2,900,000          2,914,500
8.50% Sr. Unsec. Nts., 10/1/10                     1,100,000          1,179,750
8.875% Sr. Unsec. Sub. Nts., 5/1/11                  147,000            155,085
--------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                        900,000            877,500
6.125% Sr. Unsec. Sub. Nts., 1/15/14               1,350,000          1,343,250
6.375% Sr. Sub. Nts., 10/15/15 3                   3,345,000          3,353,363
7.625% Sr. Sub. Nts., 6/15/12                      1,250,000          1,321,875
--------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts.,
7/15/11                                            2,800,000          2,961,000


                        23 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                      $    1,517,000   $      1,649,738
11% Sr. Sub. Nts., 2/15/13                         1,299,000          1,464,623
                                                               -----------------
                                                                     19,752,684

--------------------------------------------------------------------------------
AIRLINES--0.1%
AMR Corp., 9% Debs., 8/1/12                        2,000,000          1,745,000
--------------------------------------------------------------------------------
ATA Holdings Corp.:
12.125% Sr. Unsec. Unsub. Nts., 6/15/10 2          2,000,000             90,000
13% Sr. Unsec. Nts., 2/1/09 2                      6,720,000            302,400
                                                               -----------------
                                                                      2,137,400

--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.4%
Associated Materials, Inc., 9.75% Sr. Sub.
Nts., 4/15/12                                      1,500,000          1,455,000
--------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875%
Sr. Sub. Nts., 12/15/12 3                          1,450,000          1,355,750

--------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts.,
7/1/10                                             1,944,000          2,075,220
--------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts.,
9/1/14                                             1,550,000          1,503,500
                                                               -----------------
                                                                      6,389,470

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.1%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15                              150,000            152,250
7.375% Sr. Sec. Nts., Series B, 4/15/14           12,900,000         12,609,750
8.875% Sr. Nts., Series B, 4/1/08                  3,300,000          3,498,000
--------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub.
Nts., Series B, 11/15/05 1,2                       2,500,000                 --
--------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13        4,300,000          4,171,000
--------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts.,
Series B, 12/1/07 1                                2,400,000          2,403,000
--------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                2,200,000          2,189,000
7.50% Sr. Nts., 5/1/11                             1,350,000          1,404,000
--------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12        3,050,000          3,309,250
                                                               -----------------
                                                                     29,736,250

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Belden & Blake Corp., 8.75% Sec. Nts.,
7/15/12                                            3,175,000          3,254,375
--------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub.
Nts., 6/15/09                                      1,050,000            798,000
--------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts.,
11/15/10 1                                         2,200,000          2,343,000
--------------------------------------------------------------------------------
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12         700,000            742,875
                                                               -----------------
                                                                      7,138,250

--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Great Lakes Dredge & Dock Co., 7.75% Sr.
Unsec. Sub. Nts., 12/15/13                         1,800,000          1,631,250


                        24 | OPPENHEIMER HIGH YIELD FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
MACHINERY--1.1%
Douglas Dynamics LLC, 7.75% Sr. Nts.,
1/15/12 3                                     $    2,000,000   $      1,940,000
--------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec.
Nts., 5/15/15                                      1,945,000          1,993,625
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                             600,000            619,500
10.50% Sr. Sub. Nts., 8/1/12                       2,174,000          2,424,010
--------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec.
Nts., 5/15/11                                      4,700,000          4,042,000
--------------------------------------------------------------------------------
Navistar International Corp., 7.50% Sr.
Nts., 6/15/11                                      1,600,000          1,532,000
--------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09            1,600,000          1,712,000
--------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts.,
3/15/14                                            1,950,000          1,930,500
                                                               -----------------
                                                                     16,193,635

--------------------------------------------------------------------------------
MARINE--0.1%
Navigator Gas Transport plc, 10.50% First
Priority Ship Mtg. Nts., 6/30/07 1,2               1,108,000          1,257,580
--------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec. Nts.,
7/15/05 1,2                                        5,000,000             28,000
                                                               -----------------
                                                                      1,285,580

--------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Kansas City Southern Railway Co. (The),
7.50% Sr. Nts., 6/15/09                            2,000,000          2,075,000
--------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                          375,000            345,000
7.50% Sr. Unsec. Nts., 11/1/13                     2,693,000          2,598,745
9.625% Sr. Nts., 12/1/12                           2,000,000          2,182,500
                                                               -----------------
                                                                      7,201,245

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.7%
United Rentals, Inc., 7% Sr. Sub. Nts.,
2/15/14                                           10,000,000          9,400,000
--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Horizon Lines LLC, 9% Nts., 11/1/12                1,813,000          1,917,248
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--4.1%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.6%
Lucent Technologies, Inc., 6.45% Unsec.
Debs., 3/15/29                                    10,800,000          9,315,000
--------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr.
Unsub. Disc. Nts., 1/15/07 2                       5,310,000             53,100
                                                               -----------------
                                                                      9,368,100

--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr.
Nts., 5/15/09                                      1,700,000          1,793,500
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
Flextronics International Ltd., 6.25% Sr.
Sub. Nts., 11/15/14                                6,550,000          6,492,688
--------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9% Sr.
Unsec. Sub. Nts., 8/1/14                           3,175,000          3,222,625
--------------------------------------------------------------------------------
Sanmina-SCI Corp., 6.75% Unsec. Sub. Nts.,
3/1/13                                             4,370,000          4,178,813
--------------------------------------------------------------------------------
Sensus Metering System, Inc., 8.625% Sr.
Unsec. Sub. Nts., 12/15/13                         4,200,000          3,738,000
                                                               -----------------
                                                                     17,632,126


                        25 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited/Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr.
Nts.,12/15/09 1,2 [EUR]                            4,232,751   $         12,528
--------------------------------------------------------------------------------
NorthPoint Communications Group, Inc.,
12.875% Nts., 2/15/10 1,2                          1,040,900                 --
--------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts.,
12/1/06, 1,2 [EUR]                                 1,000,000                 --
                                                               -----------------
                                                                         12,528

--------------------------------------------------------------------------------
IT SERVICES--1.4%
DI Finance/DynCorp International LLC, 9.50%
Sr. Unsec. Sub. Nts., Series B, 2/15/13            4,665,000          4,874,925
--------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub.
Nts., 4/1/13                                       2,400,000          2,514,000
--------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 3                  5,070,000          5,272,800
10.25% Sr. Sub. Nts., 8/15/15 3                    7,050,000          7,085,250
                                                               -----------------
                                                                     19,746,975

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.8%
Advanced Micro Devices, Inc., 7.75% Sr.
Unsec. Nts., 11/1/12                               6,550,000          6,648,250
--------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub.
Nts., 2/15/08                                      4,686,000          4,568,850
                                                               -----------------
                                                                     11,217,100

--------------------------------------------------------------------------------
MATERIALS--12.2%
--------------------------------------------------------------------------------
CHEMICALS--3.9%
ClimaChem, Inc., 10.75% Sr. Unsec. Nts.,
Series B, 12/1/07 1                                2,000,000          1,600,000
--------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12            2,800,000          3,209,500
--------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                      147,000            160,230
10.625% Sr. Unsec. Nts., 5/1/11                    4,400,000          4,862,000
--------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125%
Sr. Unsec. Sub. Nts., 7/1/09                       5,572,000          5,780,950
--------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Sub. Nts., 1/1/15 3                     4,350,000          4,219,500
9.875% Sr. Nts., 3/1/09                            6,100,000          6,466,000
--------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 6                  2,535,000          2,883,563
11.625% Sr. Unsec. Nts., 10/15/10                     95,000            108,656
--------------------------------------------------------------------------------
IMC Global, Inc.:
10.875% Sr. Unsec. Nts., 8/1/13                      147,000            169,601
10.875% Sr. Unsec. Nts., Series B, 6/1/08             46,000             51,175
--------------------------------------------------------------------------------
Innophos, Inc., 9.625% Sr. Sub. Nts.,
8/15/14 3,6                                        3,300,000          3,341,250
--------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub.
Nts., 7/1/11                                       2,700,000          2,889,000
--------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts.,
12/15/09                                           1,800,000          1,899,000
--------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub.
Disc. Nts., 11/15/14 5                             2,850,000          1,881,000


                        26 | OPPENHEIMER HIGH YIELD FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CHEMICALS Continued
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08 1                     $     86,000   $         90,515
9.50% Sr. Sec. Nts., 12/15/08 1                      412,000            434,145
9.625% Sr. Sec. Nts., Series A, 5/1/07             2,500,000          2,621,875
10.50% Sr. Sec. Nts., 6/1/13                       1,250,000          1,426,563
11.125% Sr. Sec. Nts., 7/15/12                       700,000            786,625
--------------------------------------------------------------------------------
Millennium America, Inc., 9.25% Sr. Unsec.
Sub. Nts., 6/15/08                                   746,000            808,478
--------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                         1,650,000          1,691,250
13.50% Sr. Unsec. Sub. Nts., 11/15/10              1,350,000          1,434,375
--------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10          2,020,000          2,222,000
--------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14                      1,000,000          1,001,250
10.625% Sr. Unsec. Sub. Nts., 5/15/11                693,000            763,166
--------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts.,
12/19/07 1,7                                         866,607            836,276
--------------------------------------------------------------------------------
Tronox Worldwide LLC/Tronox Finance Corp.,
9.50% Sr. Nts., 12/1/12 3                          2,350,000          2,408,750
--------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts.,
7/15/11                                              844,000            907,300
                                                               -----------------
                                                                     56,953,993

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.3%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts.,
3/1/14 5                                           6,090,000          3,836,700
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.5%
Crown Americas, Inc., 7.75% Sr. Nts.,
11/15/15 3                                         2,390,000          2,485,600
--------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                    1,200,000          1,188,000
9.875% Sr. Unsec. Sub. Nts., 10/15/14              2,400,000          2,352,000
--------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                            3,300,000          3,324,750
9.50% Sr. Sub. Nts., 8/15/13                       2,100,000          2,016,000
--------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                 650,000            601,250
8.25% Sr. Unsec. Nts., 10/1/12                     5,131,000          4,951,415
--------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts.,
10/1/12                                            2,500,000          2,512,500
--------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
8.25% Sr. Unsec. Nts., 5/15/13                     1,347,000          1,397,513
8.75% Sr. Sec. Nts., 11/15/12                      5,400,000          5,832,000
8.875% Sr. Sec. Nts., 2/15/09                      3,000,000          3,146,250
--------------------------------------------------------------------------------
Pliant Corp.:
11.125% Sr. Sec. Nts., 9/1/09 2                    1,200,000          1,074,000
11.625% Sr. Sec. Nts., 6/15/09 2,7                 1,485,737          1,582,310
--------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14         3,550,000          3,124,000


                        27 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited/Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING Continued
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                         $  2,500,000   $      2,431,250
9.25% Sr. Unsec. Nts., 2/1/08                      1,000,000          1,030,000
9.75% Sr. Unsec. Nts., 2/1/11                      4,000,000          4,060,000
--------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II,
7.375% Sr. Unsec. Nts., 7/15/14                    1,300,000          1,189,500
--------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts.,
8/15/12 3                                            735,000            804,825
--------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts.,
6/15/12                                            6,100,000          5,063,000
                                                               -----------------
                                                                     50,166,163

--------------------------------------------------------------------------------
METALS & MINING--3.1%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                     6,347,000          5,759,903
7.875% Sr. Unsec. Nts., 2/15/09                      900,000            859,500
--------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts.,
8/15/14                                            2,800,000          2,772,000
--------------------------------------------------------------------------------
Gibraltar Industries, Inc., 8% Sr. Sub. Nts.,
12/1/15 1                                          1,410,000          1,420,575
--------------------------------------------------------------------------------
IMCO Recycling, Inc., 10.375% Sr. Sec.
Nts.,10/15/10                                      2,200,000          2,414,500
--------------------------------------------------------------------------------
International Utility Structures, Inc., 13%
Unsec. Sub. Nts., 2/1/08 1,2                         814,000                 --
--------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13                  850,000            935,000
--------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14      4,543,000          5,167,663
--------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec.
Nts., 6/1/12                                       2,500,000          2,687,500
--------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr.
Nts., Series B, 10/15/06 2                         2,000,000          2,030,000
--------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts.,
10/15/13                                           2,800,000          3,052,000
--------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts.,
3/1/10                                               850,000            905,250
--------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts.,
2/15/15 3,6                                        6,050,000          5,671,875
--------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts.,
7/15/09                                            5,750,000          6,181,250
--------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09      1,500,000          1,586,250
--------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                            1,514,000          1,654,045
10.75% Sr. Nts., 8/1/08                            1,493,000          1,657,230
                                                               -----------------
                                                                     44,754,541

--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.4%
Abitibi-Consolidated, Inc., 8.55% Nts.,
8/1/10                                             1,250,000          1,271,875
--------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts.,
6/15/11                                            2,250,000          2,199,375
--------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50%
Sr. Nts., 10/1/13                                  1,000,000          1,005,000
--------------------------------------------------------------------------------
Georgia-Pacific Corp., 8.125% Sr. Unsec.
Nts., 5/15/11                                      4,700,000          4,729,375
--------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec.
Nts., 11/15/07 1,2                                 5,400,000          2,835,000
--------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 3, 7
[EUR]                                                819,360            897,283
--------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts.,
2/15/13                                            2,290,000          1,940,775
--------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec.
Nts., 3/1/14                                       1,500,000          1,320,000
--------------------------------------------------------------------------------
Tekni-Plex, Inc., 12.75% Sr. Unsec. Sub. Nts.,
Series B, 6/15/10                                    900,000            495,000


                        28 | OPPENHEIMER HIGH YIELD FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS Continued
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                         $  2,800,000   $      1,512,000
8.50% Sr. Unsec. Nts., 2/1/11                        229,000            128,240
--------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts.,
7/28/09 3,7                                        2,378,881          2,557,297
                                                               -----------------
                                                                     20,891,220

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--9.3%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--2.7%
American Tower Corp., 7.125% Sr. Unsec. Nts.,
10/15/12                                           1,500,000          1,552,500
--------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 8.625% Sr. Nts.,
1/15/15 3                                          5,135,000          5,212,025
--------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14        3,770,000          3,967,925
--------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Unsec.
Disc. Nts., 11/1/14 5                              1,250,000            881,250
--------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts.,
7/15/05 1,2                                        4,000,000            140,000
--------------------------------------------------------------------------------
Qwest Capital Funding, Inc.:
7.25% Unsec. Unsub. Nts., 2/15/11                  3,400,000          3,459,500
7.90% Unsec. Nts., 8/15/10                         5,472,000          5,690,880
--------------------------------------------------------------------------------
Qwest Communications International, Inc.:
3.50% Cv. Sr. Unsec. Bonds, 11/15/25               1,580,000          1,838,725
7.25% Sr. Unsec. Sub. Nts., 2/15/11 6              1,500,000          1,537,500
--------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts.,
3/15/12 6                                          5,600,000          6,342,000
--------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,2       2,300,000                 --
--------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr.
Unsec. Unsub. Nts., 2/15/14                        5,375,000          5,697,500
--------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec.
Sub. Nts., 2/1/11                                  1,150,000          1,210,375
--------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC,
7.75% Sr. Unsec. Sub. Nts., 2/15/15                1,370,000          1,438,500
                                                               -----------------
                                                                     38,968,680

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.6%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                            2,150,000          2,335,438
11% Sr. Unsec. Nts., 7/31/10                         147,000            166,478
12.50% Sr. Unsec. Nts., 2/1/11                     2,200,000          2,387,000
--------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series
B, 8/1/11                                          4,820,000          5,253,800
--------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12       6,450,000          6,772,500
--------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub.
Disc. Nts., 8/1/08 8                               4,300,000          3,386,250
--------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 6                  5,459,000          6,049,298
9.75% Sr. Nts., 11/15/31 6                         2,200,000          2,771,668
--------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc.
Nts., 10/1/07 1,2                                  9,220,000                 --
--------------------------------------------------------------------------------
Centennial Cellular Operating Co.
LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                          7,350,000          8,029,875
--------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec.
Nts., 11/1/11                                      1,660,000          1,769,975


                        29 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES Continued
Dobson Communications Corp.:
8.40% Sr. Nts., 10/15/12 3,6                  $      740,000   $        740,000
8.875% Sr. Nts., 10/1/13                           3,671,000          3,680,178
--------------------------------------------------------------------------------
IWO Holdings, Inc., 7.90% Sr. Sec. Nts.,
1/15/12 6                                            570,000            594,225
--------------------------------------------------------------------------------
Loral Skynet Corp., 14% Sr. Sec. Nts.,
10/15/15 7                                           916,000          1,108,360
--------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr.
Nts., Series D, 8/1/15                            11,460,000         12,103,387
--------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts.,
7/1/11                                             3,300,000          3,543,375
--------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                           2,100,000          2,115,750
7.50% Sec. Nts., 3/15/15                           2,700,000          2,929,500
8% Sr. Sub. Nts., 12/15/12                         1,700,000          1,808,375
--------------------------------------------------------------------------------
Rural Cellular Corp.:
9.75% Sr. Sub. Nts., 1/15/10                       4,647,000          4,716,705
9.875% Sr. Nts., 2/1/10                            5,800,000          6,148,000
--------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Unsec.
Nts., Cl. A, 12/1/12                               2,823,000          3,147,645
--------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA
Communications Corp., 0%/9.75%
Sr. Disc. Nts., 12/15/11 5                         5,192,000          4,841,540
--------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts.,
6/1/13                                             3,363,000          3,144,405
--------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts.,
3/1/11                                             4,200,000          4,672,500
--------------------------------------------------------------------------------
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12       1,625,000          1,836,250
                                                               -----------------
                                                                     96,052,477

--------------------------------------------------------------------------------
UTILITIES--4.4%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.0%
AES Corp.  (The):
8.375% Sr. Unsec. Unsub. Nts., 3/1/11 1 [GBP]      2,500,000          4,344,236
8.75% Sr. Sec. Nts., 5/15/13 3                     2,700,000          2,953,125
--------------------------------------------------------------------------------
Calpine Corp., Sr. Sec. Nts., 7/15/07 2,3          3,444,710          2,816,050
--------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                            1,147,000          1,187,145
7.75% Sr. Nts., 8/1/10                             1,400,000          1,475,250
--------------------------------------------------------------------------------
FPL Energy National Wind Power LLC:
5.608% Nts., 3/10/24 3                             1,163,142          1,162,105
6.125% Nts., 3/25/19 3                               740,164            725,846
--------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts.,
5/1/34                                             9,400,000         10,398,750
--------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr.
Unsec. Nts., 5/1/11 2                              1,300,000          1,651,000
--------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy
Finance Co. II, Inc., 7.375% Sr. Sec. Nts.,
Series B, 9/1/10                                   3,350,000          3,458,875
--------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance
Co., Inc., 8.50% Sr. Sec. Nts., 9/1/10             1,300,000          1,391,000
--------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13       2,440,000          2,732,800


                        30 | OPPENHEIMER HIGH YIELD FUND

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
ELECTRIC UTILITIES Continued
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                  $    2,797,000   $      2,810,985
9.50% Sr. Sec. Nts., 7/15/13                       3,650,000          3,677,375
--------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Nts.,
8/15/17 3                                          2,395,000          2,395,000
--------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 3         635,000            690,563
                                                               -----------------
                                                                     43,870,105

--------------------------------------------------------------------------------
ENERGY TRADERS--0.1%
Mirant North America LLC, 7.375% Sr. Nts.,
12/31/13 3                                           965,000            980,681
--------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08       1,100,000          1,123,392
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.2%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series
A, 11/30/19 1,9                                    3,204,094          3,540,524
--------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11              2,886,000          2,857,140
8.75% Sr. Nts., 2/15/12                            1,159,000          1,257,515
10.125% Sr. Sec. Nts., 7/15/13 3                   6,200,000          7,037,000
--------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec.
Pass-Through Certificates, Series A, 6/30/12 2     2,342,980          2,531,172
--------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts.,
11/1/14                                            1,000,000          1,006,880
                                                               -----------------
                                                                     18,230,231

                                                               -----------------
Total Corporate Bonds and Notes (Cost
$1,276,902,943)                                                   1,273,369,154

                                                      SHARES
--------------------------------------------------------------------------------
PREFERRED STOCKS--1.1%
--------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable,
Non-Vtg. 1,10                                        110,146                 --
--------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series
F (converts into Dobson Communications Corp.,
Cl. A common stock), Non-Vtg. 3                        3,100            530,100
--------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr.
Redeemable, Non-Vtg. 1,10                              3,738                374
--------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum.
Exchangeable, Series B, Non-Vtg. 1,10                 28,000             35,000
--------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable,
Non-Vtg. 1,10                                              1                 --
--------------------------------------------------------------------------------
Loral Skynet Corp., 12% Cum., Series A,
Non-Vtg. 1,10                                          7,547          1,413,176
--------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 1,10              6,516                261
--------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50%
Cum. Cv., Series A 1,10                              134,549                 --
--------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% Cum. Jr.
Exchangeable, Non-Vtg. 1,7                               949          8,254,522
--------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg. 1,10             192                403
--------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series
B, Non-Vtg. 7                                          1,243          1,432,558
--------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12%           26,250          3,786,563
Non-Cum., Series A 1
                                                               -----------------
Total Preferred Stocks (Cost $20,836,031)                            15,452,957


                        31 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--1.2%
--------------------------------------------------------------------------------
Broadwing Corp. 10                                    10,551   $         63,834
--------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,10                  6,613                 --
--------------------------------------------------------------------------------
Chesapeake Energy Corp.                               40,000          1,269,200
--------------------------------------------------------------------------------
Citigroup, Inc.                                        2,479            120,306
--------------------------------------------------------------------------------
Covad Communications Group, Inc. 10                  132,227            129,582
--------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 10                157,019          1,177,643
--------------------------------------------------------------------------------
Dow Chemical Co. (The)                                35,000          1,533,700
--------------------------------------------------------------------------------
Equinix, Inc. 10                                         177              7,215
--------------------------------------------------------------------------------
Globix Corp. 10                                       80,275            108,371
--------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,10                    93,333                 --
--------------------------------------------------------------------------------
Huntsman Corp. 1,10                                   54,796            896,408
--------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 10            168,429          1,054,366
--------------------------------------------------------------------------------
iPCS, Inc. 10                                         39,304          1,896,418
--------------------------------------------------------------------------------
Leap Wireless International, Inc. 10                  17,168            650,324
--------------------------------------------------------------------------------
Liberty Global, Inc., Series A                        30,141            678,173
--------------------------------------------------------------------------------
Liberty Global, Inc., Series C 10                     30,141            638,989
--------------------------------------------------------------------------------
Loral Space & Communications Ltd. 10                  57,200          1,615,900
--------------------------------------------------------------------------------
Magellan Health Services, Inc. 10                     72,415          2,277,452
--------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                              3,772            189,430
--------------------------------------------------------------------------------
MCI, Inc.                                             24,441            482,221
--------------------------------------------------------------------------------
Orbital Sciences Corp. 10                             14,063            180,569
--------------------------------------------------------------------------------
Pioneer Cos., Inc. 10                                 28,991            868,860
--------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 10                          8,124            194,895
--------------------------------------------------------------------------------
Prandium, Inc. 1,10,11                               459,132              4,591
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,10                          3,987             49,838
--------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,10                             30,000             30,000
--------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,10                    13,172                428
--------------------------------------------------------------------------------
Western Forest Products, Inc. 10                     467,777            736,403
--------------------------------------------------------------------------------
WRC Media Corp. 1,10                                   9,471                189
--------------------------------------------------------------------------------
XO Communications, Inc. 10                            16,729             30,421
                                                               -----------------
Total Common Stocks (Cost $32,106,721)                               16,885,726

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
--------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 3,10            4,300          1,645,887
--------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,10                 2,000                 --
--------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07
1,10                                                   3,330                 --
--------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp.
9/30/08 1,10                                           4,000                 --


                        32 | OPPENHEIMER HIGH YIELD FUND

                                                                          VALUE
                                                       UNITS         SEE NOTE 1
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES Continued
--------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,10              7,500   $             --
--------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,10              1,445                 --
--------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,10                                     42,243                634
Exp. 5/16/06 1,10                                         63                 --
--------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,10                     3,750                 --
--------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp.
4/13/08 3,10                                           2,800                 --
--------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp.
1/15/07 1,10                                           3,910                 --
--------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 10                 14,440                 85
--------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,10                   5,000                 --
--------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp.
9/19/10 10                                           100,000             28,000
--------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp.
12/19/08 10                                            6,474                647
--------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp.
1/16/10 10                                            33,465              5,020
--------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp.
1/16/10 10                                            25,098              2,510
--------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp.
1/16/10 10                                            25,098              2,259
--------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp.
8/12/12 1,10                                          30,800              3,080
                                                               -----------------
Total Rights, Warrants and Certificates
(Cost $521,033)                                                       1,688,122

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
STRUCTURED NOTES--3.5%
--------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through
Certificates:
Series 3-4, 10.50%, 12/29/09 1,12             $    3,866,667          3,789,333
Series 5-T3, 8.25%, 12/29/10 1,12                 34,000,000         34,085,000
--------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield
Targeted Return Index Securities,
Series 2005-1,7.651%, 6/15/15 1,12                12,995,303         13,544,744
                                                               -----------------
Total Structured Notes (Cost $51,126,043)                            51,419,077

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.9%
--------------------------------------------------------------------------------
Undivided interest of 3.98% in joint
repurchase agreement (Principal
Amount/Value $1,414,200,000, with a maturity
value of $1,414,844,247) with
UBS Warburg LLC, 4.10%, dated 12/30/05, to
be repurchased at $56,356,662
on 1/3/06, collateralized by Federal Home
Loan Mortgage Corp., 5%, 1/1/35,
with a value of $157,513,104 and Federal
National Mortgage Assn., 5%--5.50%,
3/1/34--10/1/35, with a value of
$1,301,420,187 (Cost $56,331,000)                 56,331,000         56,331,000
--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST                       97.9%     1,420,363,049
$1,444,963,425)
--------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                          2.1         29,864,936
                                              ----------------------------------
NET ASSETS                                             100.0%  $  1,450,227,985
                                              ==================================


                        33 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR      Euro
GBP      British Pound Sterling

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of December 31, 2005 was $113,001,527, which represents 7.79% of the Fund's net assets, of which $900,999 is considered restricted. See
Note 7 of Notes to Financial Statements.

2. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $168,734,342 or 11.64% of the Fund's net assets as of December 31, 2005.

4. Received as the result of issuer reorganization.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Represents the current interest rate for a variable or increasing rate security.

7. Interest or dividend is paid-in-kind.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $3,540,524. See Note 6 of Notes to Financial Statements.

10. Non-income producing security.

11. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of December 31, 2005 amounts to $4,591. Transactions during the period in which the issuer was an affiliate are as follows:

                         SHARES        GROSS         GROSS               SHARES
                  JUNE 30, 2005    ADDITIONS    REDUCTIONS    DECEMBER 31, 2005
-------------------------------------------------------------------------------
Prandium, Inc.          459,132           --            --              459,132

                                                     VALUE             DIVIDEND
                                                SEE NOTE 1               INCOME
-------------------------------------------------------------------------------
Prandium, Inc.                                      $4,591                  $--

12. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        34 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

December 31, 2005
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investments, at value--see accompanying statement of
investments:
Unaffiliated companies (cost $1,439,563,425)                    $ 1,420,358,458
Affiliated companies (cost $5,400,000)                                    4,591
                                                                ----------------
                                                                  1,420,363,049
--------------------------------------------------------------------------------
Cash                                                                  7,248,747
--------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                               27,937,944
Shares of beneficial interest sold                                    2,159,472
Other                                                                    35,852
                                                                ----------------
Total assets                                                      1,457,745,064

--------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                6,145,203
Distribution and service plan fees                                      841,497
Transfer and shareholder servicing agent fees                           216,331
Shareholder communications                                              177,051
Futures margins                                                          48,750
Trustees' compensation                                                   42,925
Dividends                                                                   175
Other                                                                    45,147
                                                                ----------------
Total liabilities                                                     7,517,079

--------------------------------------------------------------------------------
NET ASSETS                                                      $ 1,450,227,985
                                                                ================

--------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
Par value of shares of beneficial interest                      $       155,732
--------------------------------------------------------------------------------
Additional paid-in capital                                        2,083,879,475
--------------------------------------------------------------------------------
Accumulated net investment loss                                      (4,834,817)
--------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions                                              (604,150,059)
--------------------------------------------------------------------------------
Net unrealized depreciation on investments and translation
of assets and liabilities denominated in foreign currencies         (24,822,346)
                                                                ----------------

NET ASSETS                                                      $ 1,450,227,985
                                                                ================


                        35 | OPPENHEIMER HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,049,412,668 and 112,386,105 shares of beneficial
interest outstanding)                                                      $9.34
Maximum offering price per share (net asset value plus sales
charge of 4.75% of offering price)                                         $9.81
--------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $199,002,179 and 21,647,688 shares of beneficial interest
outstanding)                                                               $9.19
--------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $127,167,705 and 13,656,195 shares of beneficial interest
outstanding)                                                               $9.31
--------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $16,330,013 and 1,745,563 shares of beneficial interest
outstanding)                                                               $9.36
--------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $58,315,420 and 6,296,778 shares of
beneficial interest outstanding)                                           $9.26

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        36 | OPPENHEIMER HIGH YIELD FUND

--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended December 31, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                          $ 61,250,904
--------------------------------------------------------------------------------
Dividends                                                            1,325,089
--------------------------------------------------------------------------------
Other income                                                            30,090
                                                                  --------------
Total investment income                                             62,606,083

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------
Management fees                                                      4,661,776
--------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                              1,294,609
Class B                                                              1,087,511
Class C                                                                656,723
Class N                                                                 40,155
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                877,229
Class B                                                                202,917
Class C                                                                133,141
Class N                                                                 22,712
Class Y                                                                 75,697
--------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                 97,984
Class B                                                                 27,683
Class C                                                                 14,145
Class N                                                                  1,649
--------------------------------------------------------------------------------
Trustees' compensation                                                  16,714
--------------------------------------------------------------------------------
Custodian fees and expenses                                             11,128
--------------------------------------------------------------------------------
Administrative fees                                                        750
--------------------------------------------------------------------------------
Other                                                                   58,388
                                                                  --------------
Total expenses                                                       9,280,911
Less reduction to custodian expenses                                   (11,128)
Less waivers and reimbursements of expenses                            (23,958)
                                                                  --------------
Net expenses                                                         9,245,825

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                               53,360,258

--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss) on:
Investments                                                          4,791,793
Closing and expiration of futures contracts                           (550,565)
Foreign currency transactions                                          375,224
                                                                  --------------
Net realized gain                                                    4,616,452
--------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                        (22,256,333)
Translation of assets and liabilities denominated in foreign
   currencies                                                         (540,530)
Futures contracts                                                     (218,000)
                                                                  --------------
Net change in unrealized depreciation                              (23,014,863)

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $  34,961,847
                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        37 | OPPENHEIMER HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            SIX MONTHS              YEAR
                                                                 ENDED             ENDED
                                                     DECEMBER 31, 2005          JUNE 30,
                                                           (UNAUDITED)              2005
-----------------------------------------------------------------------------------------
OPERATIONS
-----------------------------------------------------------------------------------------
Net investment income                                  $    53,360,258   $   110,861,112
-----------------------------------------------------------------------------------------
Net realized gain (loss)                                     4,616,452       (36,880,337)
-----------------------------------------------------------------------------------------
Net change in unrealized depreciation                      (23,014,863)       45,951,518
                                                       ----------------------------------
Net increase in net assets resulting from
operations                                                  34,961,847       119,932,293

-----------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-----------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                    (39,551,244)      (79,104,021)
Class B                                                     (7,112,084)      (17,461,746)
Class C                                                     (4,297,244)       (9,342,456)
Class N                                                       (560,836)         (915,301)
Class Y                                                     (1,865,878)       (3,700,700)

-----------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
-----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from beneficial interest
transactions:
Class A                                                    (29,569,166)       12,882,345
Class B                                                    (30,350,226)      (73,579,012)
Class C                                                     (5,654,938)      (15,884,269)
Class N                                                        548,632         7,103,476
Class Y                                                     18,081,804       (16,599,862)

-----------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------
Total decrease                                             (65,369,333)      (76,669,253)
-----------------------------------------------------------------------------------------
Beginning of period                                      1,515,597,318     1,592,266,571
                                                       ----------------------------------
End of period (including accumulated net
investment loss of $4,834,817 and
$4,807,789, respectively)                              $ 1,450,227,985   $ 1,515,597,318
                                                       ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        38 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                        YEAR
                                                ENDED                                                                       ENDED
                                    DECEMBER 31, 2005                                                                    JUNE 30,
CLASS A                                   (UNAUDITED)           2005             2004            2003         2002           2001
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning
of period                                 $      9.46     $     9.41       $     9.15      $     8.62     $  10.20     $    11.89
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                             .35 1          .67 1            .73             .84          .92           1.18
Net realized and unrealized gain
(loss)                                           (.12)           .05              .24             .47        (1.44)         (1.59)
                                          ------------------------------------------------------------------------------------------
Total from investment operations                  .23            .72              .97            1.31         (.52)          (.41)
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                           (.35)          (.67)            (.71)           (.69)       (1.01)         (1.28)
Tax return of capital
distribution                                       --             --               --            (.09)        (.05)            --
                                          ------------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                    (.35)          (.67)            (.71)           (.78)       (1.06)         (1.28)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $      9.34     $     9.46       $     9.41      $     9.15     $   8.62     $    10.20
                                          ==========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2               2.44%          7.85%           10.90%          16.38%       (5.47)%        (3.69)%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                $ 1,049,412     $1,092,260       $1,073,708      $1,150,055     $858,834     $  962,017
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $ 1,070,092     $1,125,060       $1,146,751      $  934,227     $948,097     $1,038,442
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                            7.33%          7.05%            7.80%           9.54%        9.68%         10.66%
Total expenses                                   1.06% 4        1.03% 4,5        1.03% 4,5       1.07% 4      1.10% 4        1.00% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                            29%            52%              55%             68%          47%            33%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        39 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                          SIX MONTHS                                                                        YEAR
                                               ENDED                                                                       ENDED
                                   DECEMBER 31, 2005                                                                    JUNE 30,
CLASS B                                  (UNAUDITED)           2005             2004            2003         2002           2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                    $     9.31     $     9.26       $    9 .03      $     8.51     $  10.09     $    11.77
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                          .31 1          .59 1              .63             .74          .84           1.10
Net realized and unrealized gain
(loss)                                          (.12)           .05              .24             .49        (1.43)         (1.58)
                                          -----------------------------------------------------------------------------------------
Total from investment operations                 .19            .64              .87            1.23         (.59)          (.48)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to
shareholders:
Dividends from net investment
income                                          (.31)          (.59)            (.64)           (.62)        (.94)         (1.20)
Tax return of capital distribution                --             --               --            (.09)        (.05)            --
                                          -----------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                   (.31)          (.59)            (.64)           (.71)        (.99)         (1.20)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $     9.19     $     9.31       $     9.26      $     9.03     $   8.51     $    10.09
                                          =========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              2.02%          7.05%            9.86%          15.60%       (6.23)%        (4.37)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in
thousands)                                $  199,002     $  232,046       $  303,184      $  372,947     $338,654     $  386,309
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)         $  215,790     $  279,146       $  347,319      $  321,200     $366,869     $  414,648
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                           6.53%          6.27%            7.03%           8.81%        8.93%          9.91%
Total expenses                                  1.85% 4        1.80% 4,5        1.80% 4,5       1.84% 4      1.86% 4        1.76% 4
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           29%            52%              55%             68%          47%            33%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        40 | OPPENHEIMER HIGH YIELD FUND

                                            SIX MONTHS                                                                     YEAR
                                                 ENDED                                                                    ENDED
                                     DECEMBER 31, 2005                                                                 JUNE 30,
CLASS C                                    (UNAUDITED)          2005            2004            2003          2002         2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                      $     9.43     $    9.38        $   9.13       $    8.60     $   10.18     $  11.87
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                              .31 1         .60 1           .66             .78           .86         1.11
Net realized and unrealized gain
(loss)                                            (.12)          .05             .23             .46         (1.45)       (1.60)
                                            ---------------------------------------------------------------------------------------
Total from investment operations                   .19           .65             .89            1.24          (.59)        (.49)
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                            (.31)         (.60)           (.64)           (.62)         (.94)       (1.20)
Tax return of capital distribution                  --            --              --            (.09)         (.05)          --
                                            ---------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                     (.31)         (.60)           (.64)           (.71)         (.99)       (1.20)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     9.31     $    9.43        $   9.38       $    9.13     $    8.60     $  10.18
                                            =======================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                2.03%         7.02%           9.96%          15.55%        (6.08)%      (4.43)%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                              $  127,168     $ 134,453        $149,505       $ 160,713     $ 106,884     $ 90,603
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $  130,432     $ 149,487        $166,367       $ 120,997     $ 104,882     $ 83,776
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             6.53%         6.27%           7.03%           8.78%         8.75%        9.90%
Total expenese                                    1.86% 4       1.81% 4,5       1.79% 4,5       1.83% 4       1.86% 4      1.76% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             29%           52%             55%             68%           47%          33%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        41 | OPPENHEIMER HIGH YIELD FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                     DECEMBER 31, 2005                                                                JUNE 30,
CLASS N                                    (UNAUDITED)          2005           2004            2003          2002      2001(1)
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                      $     9.47      $   9.43       $   9.17       $    8.63     $   10.20     $  11.33
Income (loss) from investment
operations:
Net investment income                              .33 2         .64 2          .70             .80           .96          .41
Net realized and unrealized gain
(loss)                                            (.11)          .04            .24             .49         (1.48)       (1.13)
                                            --------------------------------------------------------------------------------------
Total from investment operations                   .22           .68            .94            1.29          (.52)        (.72)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                            (.33)         (.64)          (.68)           (.66)        (1.00)        (.41)
Tax return of capital
distribution                                        --            --             --            (.09)         (.05)          --
                                            --------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                     (.33)         (.64)          (.68)           (.75)        (1.05)        (.41)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     9.36      $   9.47       $   9.43       $    9.17     $    8.63     $  10.20
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                2.37%         7.32%         10.47%          16.08%        (5.53)%      (6.43)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                              $   16,330     $  15,973       $  8,894       $   8,324     $   2,396     $    146
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   16,018     $  13,788       $ 10,501       $   4,827     $     799     $     46
Ratios to average net assets: 4
Net investment income                             6.94%         6.66%          7.41%           9.14%         8.41%       11.47%
Total expenses                                    1.43% 5       1.42% 5,6      1.38% 5,6       1.41% 5       1.35% 5      1.04% 5
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             29%           52%            55%             68%           47%          33%

1. For the period from March 1, 2001 (inception of offering) to June 30, 2001.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        42 | OPPENHEIMER HIGH YIELD FUND

                                            SIX MONTHS                                                                    YEAR
                                                 ENDED                                                                   ENDED
                                     DECEMBER 31, 2005                                                                JUNE 30,
CLASS Y                                    (UNAUDITED)          2005           2004            2003          2002         2001
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
period                                      $     9.38     $    9.33       $   9.09       $    8.56     $   10.14     $  11.82
----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment
operations:
Net investment income                              .35 1         .67 1          .73             .86           .90         1.20
Net realized and unrealized gain
(loss)                                            (.12)          .05            .23             .45         (1.41)       (1.59)
                                            --------------------------------------------------------------------------------------
Total from investment operations                   .23           .72            .96            1.31          (.51)        (.39)
----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment
income                                            (.35)         (.67)          (.72)           (.69)        (1.02)       (1.29)
Tax return of capital
distribution                                        --            --             --            (.09)         (.05)          --
                                            --------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders                     (.35)         (.67)          (.72)           (.78)        (1.07)       (1.29)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $     9.26     $    9.38       $   9.33       $    9.09     $    8.56     $  10.14
                                            ======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                2.53%         7.92%         10.80%          16.51%        (5.37)%      (3.57)%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                              $   58,316     $  40,865       $ 56,976       $  54,102     $  38,500     $ 60,244
----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $   48,869     $  52,400       $ 56,276       $  43,178     $  44,583     $ 56,669
----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             7.57%         7.08%          7.85%           9.63%         9.88%       10.72%
Total expenses                                    0.94%         1.07%          1.14%           1.34%         1.01%        0.94%
Expenses after payments and waivers
and reduction to custodian expenses               0.84%         0.97%          0.98%           0.98%         0.98%        0.94%
----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             29%           52%            55%             68%           47%          33%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                        43 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer High Yield Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's primary investment objective is to seek a high level of current income by investing in a diversified portfolio of high-yield, lower-rated fixed-income securities the Fund's investment Manager, OppenheimerFunds, Inc. (the Manager), believes do not involve undue risk. The Fund's secondary objective is to seek capital growth when consistent with its primary objective.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time


                        44 | OPPENHEIMER HIGH YIELD FUND
when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of December 31, 2005, the market value of these securities comprised 3.5% of the Fund's net assets and resulted in unrealized cumulative gains of $293,034.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2005, securities with an aggregate market value of $20,845,890, representing 1.39% of the Fund's net assets, were in default.

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.


                        45 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                        46 | OPPENHEIMER HIGH YIELD FUND

      As of December 31, 2005, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $598,490,433 expiring by 2014. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of December 31, 2005, it is estimated that the Fund will utilize $4,616,452 of capital loss carryforward to offset realized capital gains. During the year ended June 30, 2005, the Fund did not utilize any capital loss carryforward in that fiscal year.

      As of June 30, 2005, the Fund had available for federal income tax purposes post-October losses of $431,684 and unused capital loss carryforwards as follows:

                               EXPIRING
                               --------------------------------
                               2007                $ 30,649,297
                               2008                  35,734,504
                               2009                  57,513,604
                               2010                 101,344,550
                               2011                 284,056,063
                               2012                  55,694,998
                               2013                  38,113,869
                                                   ------------
                               Total               $603,106,885
                                                   ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.


                        47 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                         SIX MONTHS ENDED DECEMBER 31, 2005            YEAR ENDED JUNE 30, 2005
                                   SHARES            AMOUNT            SHARES            AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                           16,359,201    $  153,519,733       38,389,735      $ 366,629,436
Dividends and/or
distributions
reinvested                      2,801,009        26,340,510        5,558,232         53,115,827
Redeemed                      (22,286,003)     (209,429,409) 1   (42,566,938)      (406,862,918) 2
                              --------------------------------------------------------------------
Net increase (decrease)        (3,125,793)   $  (29,569,166)       1,381,029      $  12,882,345
                              ====================================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                            2,092,587    $   19,399,461        5,983,222      $  56,234,386
Dividends and/or
distributions
reinvested                        430,608         3,987,010        1,018,189          9,579,810
Redeemed                       (5,801,613)      (53,736,697) 1   (14,803,057)      (139,393,208) 2
                              --------------------------------------------------------------------
Net decrease                   (3,278,418)   $  (30,350,226)      (7,801,646)     $ (73,579,012)
                              ====================================================================


                        48 | OPPENHEIMER HIGH YIELD FUND

                         SIX MONTHS ENDED DECEMBER 31, 2005            YEAR ENDED JUNE 30, 2005
                                   SHARES            AMOUNT           SHARES             AMOUNT
--------------------------------------------------------------------------------------------------
CLASS C
Sold                            1,631,009    $   15,281,521        4,405,322      $  42,084,078
Dividends and/or
distributions
reinvested                        325,586         3,052,460          673,504          6,418,231
Redeemed                       (2,558,078)      (23,988,919) 1    (6,754,941)       (64,386,578) 2
                              --------------------------------------------------------------------
Net decrease                     (601,483)   $   (5,654,938)      (1,676,115)     $ (15,884,269)
                              ====================================================================

--------------------------------------------------------------------------------------------------
CLASS N
Sold                              660,622    $    6,210,586        1,306,473      $  12,488,035
Dividends and/or
distributions
reinvested                         54,446           512,883           86,918            832,537
Redeemed                         (655,480)       (6,174,837) 1      (650,988)        (6,217,096) 2
                              --------------------------------------------------------------------
Net increase                       59,588    $      548,632          742,403      $   7,103,476
                              ====================================================================

--------------------------------------------------------------------------------------------------
CLASS Y
Sold                            2,504,525    $   23,351,551        3,233,381      $  30,626,176
Dividends and/or
distributions
reinvested                        200,350         1,865,878          390,120          3,698,863
Redeemed                         (765,273)       (7,135,625) 1    (5,371,495)       (50,924,901) 2
                              --------------------------------------------------------------------
Net increase (decrease)         1,939,602   $    18,081,804       (1,747,994)     $ (16,599,862)
                              ====================================================================

1. Net of redemption fees of $21,602, $4,356, $2,633, $323 and $987 for Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $28,208, $6,999, $3,748, $346 and $1,314 for Class
A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended December 31, 2005, were as follows:

                                                      PURCHASES           SALES
--------------------------------------------------------------------------------
Investment securities                             $ 391,011,278   $ 408,949,904

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.


                        49 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended December 31, 2005, the Fund paid $1,286,099 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2005 for Class B, Class C and Class N shares were $12,821,166, $3,885,166 and $195,529, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the


                        50 | OPPENHEIMER HIGH YIELD FUND

CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX                   RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
MONTHS ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-------------------------------------------------------------------------------------------------
December 31, 2005       $ 212,164            $ --       $ 292,538         $ 4,383         $ 2,983

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended December 31, 2005, OFS waived $23,958 for Class Y shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

      As of December 31, 2005, the Fund had no outstanding foreign currency contracts.

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.


                        51 | OPPENHEIMER HIGH YIELD FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. FUTURES CONTRACTS Continued

      The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

      Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

      Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

      As of December 31, 2005, the Fund had outstanding futures contracts as follows:

                                EXPIRATION   NUMBER OF     VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION                 DATES   CONTRACTS   DECEMBER 31, 2005   DEPRECIATION
-----------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
NASDAQ 100 Index                   3/16/06          25         $ 4,147,500      $ 145,750
Standard & Poor's 500 E-Mini       3/17/06         100           6,273,750         72,250
                                                                                ---------
                                                                                $ 218,000
                                                                                =========

--------------------------------------------------------------------------------
7. ILLIQUID OR RESTRICTED SECURITIES

As of December 31, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or


                        52 | OPPENHEIMER HIGH YIELD FUND
restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                                                                         UNREALIZED
                     ACQUISITION                    VALUATION AS OF    APPRECIATION
SECURITY                   DATES           COST   DECEMBER 31, 2005  (DEPRECIATION)
------------------------------------------------------------------------------------
Huntsman Corp.            4/7/05    $   370,300           $ 896,408    $    526,108
Prandium, Inc.   3/18/99-3/22/99      5,400,000               4,591      (5,395,409)
                                    ------------------------------------------------
                                    $ 5,770,300           $ 900,999    $ (4,869,301)
                                    ================================================

--------------------------------------------------------------------------------
8. LITIGATION

A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, OFS and the Distributor, as well as 51 of the Oppenheimer funds (as "Nominal Defendants") including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of the funds. This complaint, initially filed in the U.S. District Court for the Southern District of New York on January 10, 2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of assets of the funds to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the Officers breached their fiduciary duties to shareholders of the funds under the Investment Company Act of 1940 and at common law. The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The defendants believe that the allegations contained in the Complaints are without merit and that they have meritorious defenses against the claims asserted. The defendants intend to defend these lawsuits vigorously and to contest any claimed liability. The defendants believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                        53 | OPPENHEIMER HIGH YIELD FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                        54 | OPPENHEIMER HIGH YIELD FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. Outlined below is a summary of the principal information considered by the Board as well as the Board's conclusions.

      NATURE, QUALITY, AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                        55 | OPPENHEIMER HIGH YIELD FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's key personnel and the size and functions of its staff providing investment management services to the Fund. The Board also considered compliance reports from the Fund's Chief Compliance Officer. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Dimitrios Kourkoulakos and the Manager's high yield investment team and analysts. Mr. Kourkoulakos has had over 11 years of experience managing fixed income investments. The Board members also considered the totality of their experiences with the Manager, as directors or trustees of the Fund and other funds advised by the Manager. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other high current yield funds (including both funds advised by the Manager and funds advised by other investment advisers). The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were below its peer group median. However its one-year and three-year performance had improved over the prior periods.

      COSTS OF SERVICES AND PROFITS REALIZED BY THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other high current yield funds and other funds with comparable asset levels


                        56 | OPPENHEIMER HIGH YIELD FUND
and distribution features. The Board concluded that the Fund's contractual management fees, which are higher than its peer group median and average, and its actual management fees and total expenses, which are both equal to its peer group median and average, are reasonable in light of the Fund's recent improvement in performance.

      ECONOMIES OF SCALE. The Board considered whether the Manager may realize economies of scale in managing and supporting the Fund, whether those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's management fee breakpoints, which are intended to share with shareholders economies of scale that may exist as the Fund grows.

      OTHER BENEFITS TO THE MANAGER. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates. The Board also considered the nature and quality of services provided by affiliates of the Manager, which it reviews at other times during the year in connection with the renewal of the Fund's service agreements. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees' counsel are both independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                        57 | OPPENHEIMER HIGH YIELD FUND


ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer High Yield Fund

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:/s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: February 14, 2006

By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: February 14, 2006